Document and Entity Information	0 Months Ended
May 10, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 10, 2013
Registrant Name	Neuberger Berman Alternative Funds
Central Index Key	0001317474
Amendment Flag	false
Document Creation Date	May 10, 2013
Document Effective Date	May 13, 2013
Prospectus Date	May 13, 2013